Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	$ 4,765,399	¥ 30,869,300	¥ 21,700,000
Unamortized discount and debt issuance costs	(25,809)	(167,184)	(143,218)
Notes Payable	$ 4,739,590	¥ 30,702,116	¥ 21,556,782